Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Percentage Of Settlement Realized To Measure Tax Position	50.00%
Unrecognized tax benefits	$ 0	$ 0
Effective income tax rate reconciliation tax credit	50.00%	30.00%
Deferred tax assets operating loss carryforwards subject to expire	$ 1,000,000
Operating loss carryforwards expiration date	Dec. 31, 2037
Income tax expense benefit	$ 38,000	$ (184,000)
Operating loss carryforwards limitations on use	The foreign NOL carryforwards can be carried forward indefinitely and used to offset up to 80% of future taxable income for future tax years.
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 91,000,000	47,000,000
Income tax expense benefit		186,000
Operating loss carryforwards limitations on use	The remainder of the Company’s federal NOL carryforwards were generated beginning in 2018 and can be carried forward indefinitely and used to offset up to 80% of future taxable income for future tax years. As a result of the CARES Act, federal NOL carryforwards generated during 2018, 2019 and 2020 can be carried back five years and offset 100% of taxable income
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 76,000,000	$ 48,000,000